Leases - Summary of Maturities of The Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022
Lessee Disclosure [Abstract]
2022 (remaining nine months)	$ 129
2023	4
Total undiscounted lease payments	133
Less: imputed interest	(2)
Total lease liabilities	$ 131	$ 500